Income Taxes - Summary of Income Before Taxes for Continuing and Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income before income taxes	$ 259,030	$ 231,523	$ 219,332
Total income before income taxes	259,030	231,523	219,332
Southwest Gas Corporation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income before income taxes	219,953	178,007	172,980
Income from discontinued operations before income taxes		53,516	46,352
Total income before income taxes	$ 219,953	$ 231,523	$ 219,332